Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)		3 Months Ended						6 Months Ended
		Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period		453,295,679	453,295,679	453,069,254	452,775,834	452,775,834	452,318,526	452,969,332	452,969,332
Share purchase options exercised | $ / shares	[1]	$ 36.79		$ 33.2	$ 35.78		$ 31.17	$ 42.36
Restricted share units released | $ / shares	[1]	$ 0		$ 0	$ 0		$ 0
Dividend reinvestment plan | $ / shares	[2]		$ 51.95			$ 47.23			$ 45.5
Share purchase options exercised	[1]	311,211	311,211	158,148	32,611	32,611	397,636	58,675	58,675
Restricted share units released	[1]	1,217	1,217	68,277	60,155	60,155	59,672
Dividend reinvestment plan	[2]	27,139	27,139		100,732	100,732		41,247	41,247
Balance, shares at end of period		453,635,246	453,635,246	453,295,679	452,969,332	452,969,332	452,775,834	453,069,254	453,069,254

[1]	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
[2]	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date.